LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS and INTERBANK LOANS (under IAS 39)	12 Months Ended
Dec. 31, 2018
Loans And Accounts Receivable From Customers And Interbank Loans
LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS and INTERBANK LOANS (under IAS 39)

NOTE 11

LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS and INTERBANK LOANS (under IAS 39)

a.	Loans and account receivable from customers

As of December 31, 2017	Assets before allowances			Allowances established
	Normal portfolio	Impaired portfolio	Total	Individual allowances	Group allowances	Total	Assets net balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Commercial loans
Commercial loans	9,244,460	746,196	9,990,656	133,254	168,736	301,990	9,688,666
Foreign trade loans	1,506,359	68,154	1,574,513	49,026	1,444	50,470	1,524,043
Checking accounts debtors	179,982	15,714	195,696	2,726	11,740	14,466	181,230
Factoring transactions	444,644	5,246	449,890	4,788	1,207	5,995	443,895
Student loans	77,226	11,064	88,290	-	5,922	5,922	82,368
Leasing transactions	1,335,653	121,351	1,457,004	17,529	12,793	30,322	1,426,682
Other loans and account receivable	106,815	45,778	152,593	11,467	17,231	28,698	123,895
Subtotal	12,895,139	1,013,503	13,908,642	218,790	219,073	437,863	13,470,779

Mortgage loans

Loans with mortgage finance bonds	22,620	1,440	24,060	-	123	123	23,937
Endorsable mortgage mutual loans	110,659	4,419	115,078	-	594	594	114,484
Other mortgage mutual loans	8,501,072	456,685	8,957,757	-	68,349	68,349	8,889,408
Subtotal	8,634,351	462,544	9,096,895	-	69,066	69,066	9,027,829

Consumer loans
Installment consumer loans	2,613,041	297,701	2,910,742	-	240,962	240,962	2,669,780
Credit card balances	1,341,098	23,882	1,364,980	-	33,401	33,401	1,331,579
Leasing transactions	4,638	77	4,715	-	62	62	4,653
Other consumer loans	271,789	5,466	277,255	-	9,331	9,331	267,924
Subtotal	4,230,566	327,126	4,557,692	-	283,756	283,756	4,273,936

Total	25,760,056	1,803,173	27,563,229	218,790	571,895	790,685	26,772,544

b.	Interbank loans

As of December 31, 2017 balances of Interbank loans is as follows:

MCh$
Domestic banks
Interbank loans	-
Other domestic bank loans	-

Foreign interbank loans
Interbank loans- foreign	162,685
Provisions and impairment for foreign bank loans	(472)

Total	162,213

The provisions and impairment as od December 31, 2017 is shown below:

	Domestic banks	Foreign banks	Total
	MCh$	MCh$	MCh$
Balance as of January 1, 2017	-	4,135	4,135
Provisions established	251	56	307
Provisions released	(251)	(3,719)	(3,970)

Total	-	472	472

c.	Portfolio characteristics

As of December 31, 2017, the portfolio before allowance by customer’s economic activity is as follows:

	Domestic loans	Foreign interbank loans	Total loans	Distribution percentage
	MCh$	MCh$	MCh$	%
Commercial loans
Manufacturing	1,218,232		1,218,232	4.39
Mining	302,037	-	302,037	1.09
Electricity, gas, and water	336,048	-	336,048	1.21
Agriculture and livestock	1,114,597	-	1,114,597	4.02
Forest	98,941	-	98,941	0.36
Fishing	215,994	-	215,994	0.78
Transport	697,948	-	697,948	2.52
Communications	168,744	-	168,744	0.61
Construction	1,977,417	-	1,977,417	7.13
Commerce	3,131,870	162,685	3,294,555	11.88
Services	467,747	-	467,747	1.69
Other	4,179,067	-	4,179,067	15.07
		-
Subtotal	13,908,642	162,685	14,071,327	50.75

Mortgage loans	9,096,895		9,096,895	32.81
		-
Consumer loans	4,557,692		4,557,692	16.43
		-
Total	27,563,229	162,685	27,725,914	100.00

d.	Impaired Portfolio

i)	As of December 31, 2017 the impaired portfolio is as follows:

	As of December 31,
	2017
	Commercial	Mortgage	Consumer	Total
	MCh$	MCh$	MCh$	MCh$
Individual impaired portfolio	427,890	-	-	427,890
Non-performing loans (1) (collectively evaluated)	368,522	161,768	103,171	633,461
Other impaired portfolio	217,091	300,776	223,955	741,822
Total	1,013,503	462,544	327,126	1,803,173

(1) Non-performing loans include the aggregate unpaid principal and accrued but unpaid interest on all loans with at least one installment at least 90 days past-due.

ii)	The impaired portfolio with or without guarantee as of December 31, 2017 is as follows:

	As of December 31,
	2017
	Commercial	Mortgage	Consumer	Total
	MCh$	MCh$	MCh$	MCh$
Secured debt	582,557	413,716	34,260	1,030,533
Unsecured debt	430,946	48,828	292,866	772,640
Total	1,013,503	462,544	327,126	1,803,173

iii)	The portfolio of non-performing loans with or without guarantee, as of December 31, 2017 is as follows:

	As of December 31,
	2017
	Commercial	Mortgage	Consumer	Total
	MCh$	MCh$	MCh$	MCh$
Secured debt	167,909	141,413	8,896	318,218
Unsecured debt	200,613	20,355	94,275	315,243
Total	368,522	161,768	103,171	633,461

iv)	The portfolio of non-performing portfolio as of December 31, 2017 is as follows:

	As of December31,
	2017
	Commercial	Mortgage	Consumer	Total
	MM$	MM$	MM$	MM$
Non-performing >90 days	362,968	159,265	92,541	614,774
Non-performing <90 days	5,554	2,503	10,630	18,687
Total	368,522	161,768	103,171	633,461

e.	Allowances

The changes in allowance balances during 2018 and 2017 are as follows:

Activity during 2017	Commercial loans		Mortgage loans	Consumer loans	Total
	Individual	Group	Group	Group
	MCh$	MCh$	MCh$	MCh$	MCh$

Balance as of January 1, 2017	246,336	183,106	57,009	300,019	786,470
Allowances established (1)	64,658	148,681	43,621	252,038	508,998
Allowances released (2)	(55,925)	(20,491)	(11,427)	(46,089)	(133,932)
Allowances released due to charge-off (3)	(36,279)	(92,223)	(20,137)	(222,212)	(370,851)
Balances as of December 31, 2017	218,790	219,073	69,066	283,756	790,685

(1)	Represents gross allowances made in respect of increased risk of loss during the period and loan growth.

(2)	Represents the gross amount of loan loss allowances released during the year as a consequence of reduction in the level of risk existing in the loan portfolio, including as a result of improvement in the credit risk classification of borrowers and loans paid.

(3)	Represents the gross amount of loan loss allowances removed due to charge-off.

f.	Recoveries by type of loan

	For the years ended December 31,
	2017	2016
	MCh$	MCh$

Commercial loans	32,401	27,185
Consumer loans	39,972	41,072
Residential mortgage loans	10,942	10,041
Total	83,315	78,298

Recoveries of loans previously charged off are recognised as income in the line item “Provision for loans losses”. We only recognise as a recovery interest and/or principal paid in cash in connection with a loan that has already been charged-off in its entirety, Such recoveries do not have an impact on our allowance for loan losses as these recoveries are for loans that have been already charged-off and recognised as a loss in our income statements and are no longer on-balance sheet.

g.	Allowances established on customer and interbank loans

The following chart shows the balance of allowances established, associated with credits granted to customers and banks:

	As of December 31,
	2017	2016
	MCh$	MCh$

Customers loans	508,998	526,293
Interbank loans	307	3,052
Total	509,305	529,345

h.	Portfolio by its impaired and non-impaired status,

	As of December 31, 2017
	Non-impaired				Impaired				Portfolio total
	Commercial	Mortgage	Consumer	Total non impaired	Commercial	Mortgage	Consumer	Total impaired	Commercial	Mortgage	Consumer	Total portfolio
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Current portfolio	12,737,508	8,357,733	4,012,489	25,107,730	449,895	158,770	110,184	718,849	13,187,403	8,516,503	4,122,673	25,826,579
Overdue for 1-29 days	103,908	180,294	132,136	416,338	110,834	74,072	46,283	231,189	214,742	254,366	178,419	647,527
Overdue for 30-89 days	53,723	96,324	85,941	235,988	89,806	70,437	78,118	238,361	143,529	166,761	164,059	474,349
Overdue for 90 days or more	-	-	-	-	362,968	159,265	92,541	614,774	362,968	159,265	92,541	614,774

Total portfolio before allowances	12,895,139	8,634,351	4,230,566	25,760,056	1,013,503	462,544	327,126	1,803,173	13,908,642	9,096,895	4,557,692	27,563,229

Overdue loans (less than 90 days) presented as portfolio percentage	1.22%	3.20%	5.15%	2.53%	19.80%	31.24%	38.03%	26.04%	2.58%	4.63%	7.51%	4.07%

Overdue loans (90 days or more) presented as portfolio percentage,	-	-	-	-	35.81%	34.43%	28.29%	34.09%	2.61%	1.75%	2.03%	2.23%

i.	Reconciliation of overdue loans with non-performing loans.

	As of December 31, 2017
	Commercial	Mortgage	Consumer	Total
	MCh$	MCh$	MCh$

Overdue loans	362,968	159,265	92,541	614,774
Loans with not overdue but classified as non-performing loans	5,554	2,503	10,630	18,687
Total	368,522	161,768	103,171	633,461